Schedule of Allowance for Doubtful Accounts and Credit Losses (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Credit Loss [Abstract]
Balance at beginning of the year ended December 31	$ 192,479	$ 1,495,119	$ 497,099
Write off	(169,698)	(1,318,165)	(497,099)
Addition	101,702	789,993	1,495,119
Balance at end of the year ended December 31	$ 124,483	$ 966,947	$ 1,495,119